Stock-Based Compensation (Details) (Selling, General and Administrative Expenses [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	$ 210	$ 82	$ 258	$ 364	$ 758	$ 2,122	$ 3,096
Stock Options [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost		8		60	60	429	1,223
Restricted stock / vested shares [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	222	35	237	234	586	1,550	1,743
Restricted stock units [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	(12)	39	21	39	81
ESPP [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost				$ 31	$ 31	$ 143	$ 130